Segment Information (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property and equipment		$ 26,915	$ 28,805	$ 18,921
Intangible assets		1,061	1,429	1,626
Goodwill		1,542	1,568	1,504
Singapore [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	20,111	21,854	32,081
Non-current assets
Leasehold land		26,793	28,571	18,707
Intangible assets		4,728	5,022	5,010
Goodwill		1,061	1,424	1,613
Deferred expenses
Malaysia [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	4,316	4,444	7,829
Non-current assets
Leasehold land		72	130	39
Intangible assets
Goodwill
Deferred expenses
Indonesia [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	4,336	7,725	11,231
Non-current assets
Leasehold land		7	12	24
Intangible assets
Goodwill
Deferred expenses
The rest of Southeast Asia [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	1,256	1,520	2,916
Non-current assets
Leasehold land		2	4	6
Intangible assets
Goodwill				1
Deferred expenses
Southeast Asia Subtotal[Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	30,019	35,543	54,057
Non-current assets
Leasehold land		26,874	28,717	18,776
Intangible assets		4,728	5,022	5,010
Goodwill		1,061	1,424	1,614
Deferred expenses
South Korea [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	21,838	21,092	19,359
Non-current assets
Leasehold land		12	21	33
Intangible assets
Goodwill			4	10
Deferred expenses		1,542	1,568	1,504
Hong Kong [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	6,689	8,733	11,550
Non-current assets
Leasehold land		3	7	7
Intangible assets
Goodwill
Deferred expenses
China [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	10,760	14,169	8,329
Non-current assets
Leasehold land		1	1	1
Intangible assets
Goodwill				1
Deferred expenses
The Rest of North Asia [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	5,423	6,102	8,189
Non-current assets
Leasehold land		9	14	23
Intangible assets
Goodwill			1	1
Deferred expenses
North Asia Subtotal [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	44,710	50,096	47,427
Non-current assets
Leasehold land		25	43	64
Intangible assets
Goodwill			5	12
Deferred expenses		1,542	1,568	1,504
Australia [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	6,760	13,101	20,297
Non-current assets
Leasehold land		12	39	81
Intangible assets
Goodwill
Deferred expenses
Others [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	6,890	8,999	6,222
Non-current assets
Leasehold land		4	6
Intangible assets
Goodwill
Deferred expenses
Total [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	88,379	107,739	128,003
Non-current assets
Leasehold land		26,915	28,805	18,921
Intangible assets		4,728	5,022	5,010
Goodwill		1,061	1,429	1,626
Deferred expenses		$ 1,542	$ 1,568	$ 1,504

[1]	The geographical information above is derived based on the registered billing address of the customers